Prospectus Supplement	February 28, 2023

Putnam Research Fund

Prospectus dated November 30, 2022

Effective February 28, 2023, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kathryn Lakin, Director of Equity Research, portfolio manager of the fund since 2014
Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2014
Matthew LaPlant, Portfolio Manager, Quantitative Analyst, portfolio manager of the fund since 2023
Andrew O’Brien, Portfolio Manager, Analyst, portfolio manager of the fund since 2018
William Rives, Portfolio Manager, Analyst, portfolio manager of the fund since 2019
Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2010

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective February 28, 2023, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Kathryn Lakin	2014	Putnam Management 2012 - Present	Director of Equity Research Previously, Co-Director of Equity Research, Assistant Director of Global Equity Research
Jacquelyne Cavanaugh	2014	Putnam Management 2012 - Present	Portfolio Manager, Analyst
Matthew LaPlant	2023	Putnam Management 2000 - Present	Portfolio Manager, Quantitative Analyst Previously, Quantitative Analyst
Andrew O’Brien	2018	Putnam Management 2011-Present	Portfolio Manager, Analyst Previously, Analyst
William Rives	2019	Putnam Management 2013-Present	Portfolio Manager, Analyst Previously, Analyst
Walter Scully	2010	Putnam Management 1996 - Present	Portfolio Manager, Analyst Previously, Assistant Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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